Note 4 - Investments (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Investment [Table Text Block]
	June 30, 2018
	Cost	Unrealized loss	Market value

Guaranteed investment certificate	$544	(24)	520

	December 31, 2017
	Cost	Unrealized loss	Market value

Guaranteed investment certificate	$816	(18)	798